FINANCIAL INSTRUMENTS (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets:
Cash and cash equivalents	$ 5,424	$ 4,489	$ 2,616	$ 1,711
Restricted cash	14,607	29,076
Investments in direct financing leases - net	587,701	539,232
Mortgage notes receivable - net	679,795	648,079
Other investments - net	89,299	48,952
Liabilities:
Revolving line of credit	230,000	85,000
Tranche A-1 term loan	750,000	200,000
Secured borrowings - net	236,204	251,454
Carrying Amount
Assets:
Cash and cash equivalents	5,424	4,489
Restricted cash	14,607	29,076
Investments in direct financing leases - net	587,701	539,232
Mortgage notes receivable - net	679,795	648,079
Other investments - net	89,299	48,952
Totals	1,376,826	1,269,828
Liabilities:
Revolving line of credit	230,000	85,000
Tranche A-1 term loan	200,000	200,000
Tranche A-2 term loan	200,000
Omega OP term loan	100,000
2015 term loan	250,000
GE term loan due 2019	180,000
Secured borrowings - net	56,204	251,454
Subordinated debt	20,613	20,747
Totals	3,569,086	2,378,503
Carrying Amount | 7.50% notes due 2020 - net
Liabilities:
Notes Payable		198,235
Carrying Amount | 6.75% Notes due 2022
Liabilities:
Notes Payable		580,410
Carrying Amount | 5.875% notes due 2024 - net
Liabilities:
Notes Payable	400,000	400,000
Carrying Amount | 4.95% notes due 2024 - net
Liabilities:
Notes Payable	395,333	394,768
Carrying Amount | 4.50% notes due 2025 - net
Liabilities:
Notes Payable	248,099	247,889
Carrying Amount | 5.25% notes due 2026 - net
Liabilities:
Notes Payable	598,343
Carrying Amount | 4.50% notes due 2027 - net
Liabilities:
Notes Payable	690,494
Fair Value
Assets:
Cash and cash equivalents	5,424	4,489
Restricted cash	14,607	29,076
Investments in direct financing leases - net	584,358	539,232
Mortgage notes receivable - net	687,130	642,626
Other investments - net	90,745	49,513
Totals	1,382,264	1,264,936
Liabilities:
Revolving line of credit	230,000	85,000
Tranche A-1 term loan	200,000	200,000
Tranche A-2 term loan	200,000
Omega OP term loan	100,000
2015 term loan	250,000
GE term loan due 2019	180,000
Secured borrowings - net	52,678	266,434
Subordinated debt	24,366	26,434
Totals	3,593,007	2,623,641
Fair Value | 7.50% notes due 2020 - net
Liabilities:
Notes Payable		264,269
Fair Value | 6.75% Notes due 2022
Liabilities:
Notes Payable		677,851
Fair Value | 5.875% notes due 2024 - net
Liabilities:
Notes Payable	429,956	449,242
Fair Value | 4.95% notes due 2024 - net
Liabilities:
Notes Payable	403,064	410,358
Fair Value | 4.50% notes due 2025 - net
Liabilities:
Notes Payable	242,532	$ 244,053
Fair Value | 5.25% notes due 2026 - net
Liabilities:
Notes Payable	612,760
Fair Value | 4.50% notes due 2027 - net
Liabilities:
Notes Payable	$ 667,651